Disclosure - DEBT - Canadian Credit Facility (Details)	Oct. 14, 2021 USD ($)	Oct. 14, 2021 CAD ($)	Sep. 30, 2021	Aug. 20, 2021 USD ($)	Dec. 31, 2020 USD ($)
CANADA
Line of Credit Facility [Line Items]
Amount borrowed					$ 5,000,000
Minimum
Line of Credit Facility [Line Items]
Unused line fee			0.175%
Base Rate | Minimum
Line of Credit Facility [Line Items]
Applicable margin			0.50%
Base Rate | Minimum | CANADA
Line of Credit Facility [Line Items]
Applicable margin			0.50%
Base Rate | Maximum
Line of Credit Facility [Line Items]
Applicable margin			1.50%
LIBOR | Minimum
Line of Credit Facility [Line Items]
Applicable margin			1.50%
LIBOR | Minimum | CANADA
Line of Credit Facility [Line Items]
Applicable margin			1.50%
LIBOR | Maximum
Line of Credit Facility [Line Items]
Applicable margin			2.50%
Letter of credit
Line of Credit Facility [Line Items]
Amount borrowed				$ 15,000,000
Letter of credit | CANADA
Line of Credit Facility [Line Items]
Amount borrowed	$ 3,000,000
Revolving credit facility
Line of Credit Facility [Line Items]
Amount borrowed				$ 100,000,000
Upfront Fee			0.25%
Revolving credit facility | CANADA
Line of Credit Facility [Line Items]
Amount borrowed		$ 10,000,000
Revolving credit facility | Maximum
Line of Credit Facility [Line Items]
Unused line fee			0.25%
Revolving credit facility | Base Rate | Maximum | CANADA
Line of Credit Facility [Line Items]
Applicable margin			1.50%
Revolving credit facility | LIBOR | Maximum | CANADA
Line of Credit Facility [Line Items]
Applicable margin			2.50%